July 18, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Americas Income Fund, Inc.
	    Pre-Effective Amendment No. 1 to the
	    Registration Statement on Form N-14
	    (Securities Act File No. 333-37288
	    Investment Company Act File No. 811-7794)

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Americas Income
Fund, Inc. (the "Fund") hereby certifies that:

   (1) the form of Joint Proxy Statement and Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

   (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange
       Commission on July 12, 2000.

				 Very truly yours,

		   	Merrill Lynch Americas Income Fund, Inc.

			By:  /s/ Phillip S. Gillespie
			     _________________________
				Phillip S. Gillespie
			   	    Secretary